BNY Mellon Mid Cap Multi-Strategy Fund
BNY Mellon Mid Cap Multi-Strategy Fund
October 17, 2013 BNY MELLON FUNDS TRUST BNY Mellon Mid Cap Multi-Strategy Fund Supplement to Prospectus dated December 31, 2012 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
The following information supersedes and replaces the second and third sentences in the first paragraph in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Mid Cap Multi-Strategy Fund - Principal Investment Strategy" and the fourth sentence of the first paragraph and the second through the last sentence of the sixth paragraph in the section of the Fund's prospectus entitled "Fund Details - BNY Mellon Mid Cap Multi-Strategy Fund":

The fund currently considers mid cap companies to be those companies with market capitalizations that are within the market capitalization range of companies comprising the Russell Midcap® Index, the fund's primary benchmark index (the "Index").  As of September 30, 2013, the market capitalization of the largest company in the Index was approximately $27.16 billion, and the weighted average and median market capitalizations of the Index were approximately $10.63 billion and $5.50 billion, respectively.  These capitalization measures vary with market changes and reconstitutions of the Index.